GENERAL INFORMATION - From VEON Holdings B.V. consent solicitations to noteholders (Details) $ in Millions, ₽ in Billions								1 Months Ended			6 Months Ended	12 Months Ended
	Sep. 30, 2024 USD ($)	Aug. 21, 2024 USD ($)	Jun. 18, 2024 USD ($)	Jun. 18, 2024 RUB (₽)	Jun. 07, 2024 USD ($)	May 31, 2024 director	May 28, 2024 USD ($)	Feb. 28, 2025 USD ($)	Nov. 30, 2024 USD ($)	Aug. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
General information
Utilized												$ 3,348.0	$ 3,707.0
Gain on disposal of subsidiaries												145.0	$ 0.0	$ 88.0
Number of new members elected | director						7
Impact Investments LLC
General information
Legal and regulatory costs					$ 0.1					$ 2.0		0.4
Expense from share-based payment transactions with parties other than employees												7.0
TNS Plus LLP
General information
Proportion of ownership interest in subsidiary							49.00%
Deferred consideration							$ 138.0
Gain on disposal of subsidiaries	$ 66.0
Reclassification of foreign currency translation reserve	$ 44.0
Consideration received in cash									$ 38.0
TNS Plus LLP | Sale of TNS in Kazakhstan
General information
Consideration received in cash								$ 100.0
Database Management Services Ltd.
General information
Reclassification of foreign currency translation reserve		$ 81.0
New notes - April 2025, June 2025 and November 2027
General information
Utilized												1,563.0
Old notes subject to conversion
General information
Utilized												$ 105.0
VEON Holdings B.V. | September 2025 and September 2026 notes
General information
Debt repayment			$ 53.0	₽ 5
Kyivstar
General information
Cost of free services provided to customers											$ 46.0